Residential Whole Loans	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Residential Whole Loans	Residential Whole Loans
Included on the Company’s consolidated balance sheets at December 31, 2021 and 2020 are approximately $7.9 billion and $5.3 billion, respectively, of residential whole loans arising from the Company’s interests in certain trusts established to acquire the loans and certain entities established in connection with its loan securitization transactions. The Company has assessed that these entities are required to be consolidated for financial reporting purposes. Starting in the second quarter of 2021, the Company elected the fair value option for all loan acquisitions, including loans originated by Lima One subsequent to its acquisition by the Company. Prior to the second quarter of 2021, the fair value option was typically elected only for Purchased Non-performing Loans.
The following table presents the components of the Company’s Residential whole loans, and the accounting model designated at December 31, 2021 and 2020:

	Held at Carrying Value		Held at Fair Value		Total
(Dollars in Thousands)	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Purchased Performing Loans:
Non-QM loans	$1,448,162	$2,357,185	$2,013,369	$—	$3,461,531	$2,357,185
Rehabilitation loans	217,315	581,801	517,530	—	734,845	581,801
Single-family rental loans	331,808	446,374	619,415	—	951,223	446,374
Seasoned performing loans	102,041	136,264	—	—	102,041	136,264
Agency eligible investor loans	—	—	1,082,765	—	1,082,765	—
Total Purchased Performing Loans	$2,099,326	$3,521,624	$4,233,079	$—	$6,332,405	$3,521,624

Purchased Credit Deteriorated Loans	$547,772	$673,708	$—	$—	$547,772	$673,708

Allowance for Credit Losses	$(39,447)	$(86,833)	$—	$—	$(39,447)	$(86,833)

Purchased Non-Performing Loans	$—	$—	$1,072,270	$1,216,902	$1,072,270	$1,216,902

Total Residential Whole Loans	$2,607,651	$4,108,499	$5,305,349	$1,216,902	$7,913,000	$5,325,401

Number of loans	9,361	13,112	14,734	5,622	24,095	18,734
The following table presents additional information regarding the Company’s Residential whole loans at December 31, 2021 and 2020:

December 31, 2021

	Fair Value / Carrying Value	Unpaid Principal Balance (“UPB”)	Weighted Average Coupon (1)	Weighted Average Term to Maturity (Months)	Weighted Average LTV Ratio (2)	Weighted Average Original FICO (3)	Aging by UPB
								Past Due Days
(Dollars In Thousands)							Current	30-59	60-89	90+
Purchased Performing Loans:
Non-QM loans	$3,453,242	$3,361,164	5.07%	355	66%	731	$3,165,964	$77,581	$22,864	$94,755
Rehabilitation loans	727,964	731,154	7.18	11	67	735	616,733	5,834	5,553	103,034
Single-family rental loans	949,772	924,498	5.46	329	70	732	898,166	2,150	695	23,487
Seasoned performing loans	101,995	111,710	2.76	162	37	722	102,047	938	481	8,244
Agency eligible investor loans	1,082,765	1,060,486	3.40	354	62	767	1,039,257	21,229	—	—
Total Purchased Performing Loans	$6,315,738	$6,189,012	5.05%	307

Purchased Credit Deteriorated Loans	$524,992	$643,187	4.55%	283	69%	N/A	$456,924	$50,048	$18,736	$117,479

Purchased Non-Performing Loans	$1,072,270	$1,073,544	4.87%	283	73%	N/A	$492,481	$87,041	$40,876	$453,146

Residential whole loans, total or weighted average	$7,913,000	$7,905,743	4.99%	301

December 31, 2020

	Fair Value / Carrying Value	Unpaid Principal Balance (“UPB”)	Weighted Average Coupon (1)	Weighted Average Term to Maturity (Months)	Weighted Average LTV Ratio (2)	Weighted Average Original FICO (3)	Aging by UPB
								Past Due Days
(Dollars In Thousands)							Current	30-59	60-89	90+
Purchased Performing Loans:
Non-QM loans	$2,336,117	$2,294,086	5.84%	351	64%	712	$2,042,405	$71,303	$35,697	$144,681
Rehabilitation loans	563,430	581,801	7.29	3	63	719	390,706	29,315	25,433	136,347
Single-family rental loans	442,456	442,208	6.32	324	70	730	411,377	6,691	3,907	20,233
Seasoned performing loans	136,157	149,004	3.30	171	40	723	136,778	2,248	1,155	8,823
Total Purchased Performing Loans	$3,478,160	$3,467,099	6.04%	281

Purchased Credit Deteriorated Loans	$630,339	$782,319	4.46%	287	76	N/A	$544,803	$65,791	$26,697	$145,028

Purchased Non-Performing Loans	$1,216,902	$1,282,093	4.87%	290	80	N/A	$497,299	$104,993	$54,180	$625,621

Residential whole loans, total or weighted average	$5,325,401	$5,531,511	5.54%	284

(1)Weighted average is calculated based on the interest bearing principal balance of each loan within the related category. For loans acquired with servicing rights released by the seller, interest rates included in the calculation do not reflect loan servicing fees. For loans acquired with servicing rights retained by the seller, interest rates included in the calculation are net of servicing fees.
(2)LTV represents the ratio of the total unpaid principal balance of the loan to the estimated value of the collateral securing the related loan as of the most recent date available, which may be the origination date. For Rehabilitation loans, the LTV presented is the ratio of the maximum unpaid principal balance of the loan, including unfunded commitments, to the estimated “after repaired” value of the collateral securing the related loan, where available. For certain Rehabilitation loans, totaling $137.3 million and $189.9 million at December 31, 2021 and 2020, respectively, an after repaired valuation was not obtained and the loan was underwritten based on an “as is” valuation. The weighted average LTV of these loans based on the current unpaid principal balance and the valuation obtained during underwriting, is 71% and 69% at December 31, 2021 and 2020, respectively. Excluded from the calculation of weighted average LTV are certain low value loans secured by vacant lots, for which the LTV ratio is not meaningful.
(3)Excludes loans for which no Fair Isaac Corporation (“FICO”) score is available.

No Residential whole loans were sold during 2021. During the year ended December 31, 2020, $1.8 billion of Non-QM loans were sold, realizing losses of $273.0 million. During the year ended December 31, 2020, Purchased Non-performing loans with an aggregate unpaid principal balance of $24.1 million were sold, realizing net losses of approximately $800,000.
Allowance for Credit Losses

The following table presents a roll-forward of the allowance for credit losses on the Company’s Residential Whole Loans, at Carrying Value:

	For the Year Ended December 31, 2021
(Dollars In Thousands)	Non-QM Loans	Rehabilitation Loans (1)(2)	Single-family Rental Loans	Seasoned Performing Loans	Purchased Credit Deteriorated Loans (3)	Totals
Allowance for credit losses at December 31, 2020	$21,068	$18,371	$3,918	$107	$43,369	$86,833
Current provision	(6,523)	(3,700)	(1,172)	(41)	(10,936)	(22,372)
Write-offs	—	(1,003)	—	—	(214)	(1,217)
Allowance for credit losses at March 31, 2021	$14,545	$13,668	$2,746	$66	$32,219	$63,244
Current provision/(reversal)	(2,416)	(1,809)	(386)	(9)	(3,963)	(8,583)
Write-offs	(37)	(255)	—	—	(108)	(400)
Allowance for credit losses at June 30, 2021	$12,092	$11,604	$2,360	$57	$28,148	$54,261
Current provision/(reversal)	(2,403)	(2,526)	(670)	(7)	(4,020)	(9,626)
Write-offs	—	(393)	(56)	—	(84)	(533)
Allowance for credit losses at September 30, 2021	$9,689	$8,685	$1,634	$50	$24,044	$44,102
Current provision/(reversal)	(1,400)	(706)	(178)	(4)	(1,142)	(3,430)
Write-offs	—	(1,098)	(5)	—	(122)	(1,225)
Allowance for credit losses at December 31, 2021	$8,289	$6,881	$1,451	$46	$22,780	$39,447

	For the Year Ended December 31, 2020
(Dollars In Thousands)	Non-QM Loans	Rehabilitation Loans (1)(2)	Single-family Rental Loans	Seasoned Performing Loans	Purchased Credit Deteriorated Loans (3)	Totals
Allowance for credit losses at December 31, 2019	$388	$2,331	$62	$—	$244	$3,025
Transition adjustment on adoption of ASU 2016-13 (4)	6,904	517	754	19	62,361	70,555
Current provision	26,358	33,213	6,615	230	8,481	74,897
Write-offs	—	(428)	—	—	(219)	(647)
Valuation adjustment on loans held for sale	70,181	—	—	—	—	70,181
Allowance for credit and valuation losses at March 31, 2020	$103,831	$35,633	$7,431	$249	$70,867	$218,011
Current provision/(reversal)	(2,297)	(5,213)	(500)	(25)	(2,579)	(10,614)
Write-offs	—	(420)	—	—	(207)	(627)
Valuation adjustment on loans held for sale	(70,181)	—	—	—	—	(70,181)
Allowance for credit losses at June 30, 2020	$31,353	$30,000	$6,931	$224	$68,081	$136,589
Current provision/(reversal)	(4,568)	(7,140)	(1,906)	(74)	(16,374)	(30,062)
Write-offs	(32)	(227)	—	—	(22)	(281)
Allowance for credit losses at September 30, 2020	$26,753	$22,633	$5,025	$150	$51,685	$106,246
Current provision/(reversal)	(5,599)	(3,837)	(1,107)	(43)	(7,997)	(18,583)
Write-offs	(86)	(425)	—	—	(319)	(830)
Allowance for credit losses at December 31, 2020	$21,068	$18,371	$3,918	$107	$43,369	$86,833

(1)In connection with purchased Rehabilitation loans at carrying value, the Company had unfunded commitments of $18.5 million and $73.2 million as of December 31, 2021 and 2020, respectively, with an allowance for credit losses of $205,000 and $1.2 million at December 31, 2021 and 2020, respectively. Such allowance is included in “Other liabilities” in the Company’s consolidated balance sheets (see Note 7).
(2)Includes $87.0 million and $143.4 million of loans that were assessed for credit losses based on a collateral dependent methodology as of December 31, 2021 and 2020, respectively.
(3)Includes $57.4 million and $72.7 million of loans that were assessed for credit losses based on a collateral dependent methodology as of December 31, 2021 and 2020, respectively.
(4)Of the $70.6 million of reserves recorded on adoption of ASU 2016-13, $8.3 million was recorded as an adjustment to stockholders’ equity and $62.4 million was recorded as a “gross up” of the amortized cost basis of Purchased Credit Deteriorated Loans.
The Company adopted the accounting standard addressing the measurement of credit losses on financial instruments (“CECL”) on January 1, 2020. The anticipated impact of the COVID-19 pandemic on expected economic conditions, including forecasted unemployment, home price appreciation, and prepayment rates, for the short to medium term resulted in significantly increased estimates of credit losses recorded under CECL for the first quarter of 2020 for residential whole loans held at carrying value. Since the end of the first quarter of 2020, primarily as a result of generally more stable markets and an ongoing economic recovery, the Company has made subsequent revisions to certain macroeconomic assumptions, including its estimates related to future rates of unemployment and home price appreciation, and has made adjustments to the quantitative model outputs for relevant qualitative factors. The net impact of these assumption revisions and qualitative adjustments, as well as reductions in balances subject to CECL, has resulted in a reversal of a portion of the allowance for loan loss since the end of the first quarter of 2020. The qualitative adjustments, which have the effect of increasing expected loss estimates, were determined based on a variety of factors, including differences between the Company’s loan portfolio and the loan portfolios represented by data available in regulatory filings of certain banks that are considered to have similar loan portfolios (available proxy data), and differences between current (and expected future) market conditions in comparison to market conditions that occurred in historical periods. Such differences include uncertainty with respect to the ongoing impact of the pandemic, the speed of vaccine deployment and time period for a significant portion of society to be vaccinated, the extent and timing of government stimulus efforts and heightened political uncertainty. The Company’s estimates of credit losses reflect the Company’s expectation that full recovery to pre-pandemic economic conditions will take an extended period, resulting in increased delinquencies and defaults during this period compared to historical periods. Estimates of credit losses under CECL are highly sensitive to changes in assumptions and current economic conditions have increased the difficulty of accurately forecasting future conditions.

The amortized cost basis of Purchased Performing Loans on nonaccrual status as of December 31, 2021 and December 31, 2020 was $240.2 million and $373.3 million, respectively. The amortized cost basis of Purchased Credit Deteriorated Loans on nonaccrual status as of December 31, 2021 and December 31, 2020 was $108.9 million and $151.4 million, respectively. The fair value of Purchased Non-performing Loans on nonaccrual status as of December 31, 2021 and December 31, 2020 was $588.1 million and $730.9 million, respectively. During the year ended December 31, 2021, the Company recognized $21.2 million of interest income on loans on nonaccrual status, including $15.5 million on its portfolio of loans which were non-performing at acquisition. At December 31, 2021 and December 31, 2020, there were approximately $107.4 million and $130.7 million, respectively, of loans on nonaccrual status that did not have an associated allowance for credit losses because they were determined to be collateral dependent and the estimated fair value of the related collateral exceeded the carrying value of each loan, respectively.

In periods prior to the adoption of CECL, an allowance for loan losses was recorded when, based on current information and events, it was probable that the Company would be unable to collect all amounts due under the existing contractual terms of the loan agreement. Any required loan loss allowance would reduce the carrying value of the loan with a corresponding charge to earnings. Significant judgments were required in determining any allowance for loan loss, including assumptions regarding the loan cash flows expected to be collected, the value of the underlying collateral and the ability of the Company to collect on any other forms of security, such as a personal guaranty provided either by the borrower or an affiliate of the borrower.
The following table presents certain additional credit-related information regarding our Residential whole loans, at Carrying Value:

	Amortized Cost Basis by Origination Year and LTV Bands
(Dollars In Thousands)	2021	2020	2019	2018	2017	Prior	Total
Non-QM loans
LTV <= 80% (1)	$60,441	$290,836	$662,258	$342,250	$35,833	$3,954	$1,395,572
LTV > 80% (1)	2,770	25,075	11,164	11,545	1,886	150	52,590
Total Non-QM loans	$63,211	$315,911	$673,422	$353,795	$37,719	$4,104	$1,448,162
Year Ended December 31, 2021 Gross write-offs	$—	$—	$—	$37	$—	$—	$37
Year Ended December 31, 2021 Recoveries	—	—	—	—	—	—	—
Year Ended December 31, 2021 Net write-offs	$—	$—	$—	$37	$—	$—	$37

Rehabilitation loans
LTV <= 80% (1)	$12,754	$24,716	$151,632	$21,534	$3,427	$—	$214,063
LTV > 80% (1)	—	—	756	796	1,700	—	3,252
Total Rehabilitation loans	$12,754	$24,716	$152,388	$22,330	$5,127	$—	$217,315
Year Ended December 31, 2021 Gross write-offs	$—	$—	$1,329	$1,296	$123	$—	$2,748
Year Ended December 31, 2021 Recoveries	—	—	—	—	—	—	—
Year Ended December 31, 2021 Net write-offs	$—	$—	$1,329	$1,296	$123	$—	$2,748

Single family rental loans
LTV <= 80% (1)	$15,444	$35,727	$186,931	$77,689	$10,107	$—	$325,898
LTV > 80% (1)	—	512	5,312	86	—	—	5,910
Total Single family rental loans	$15,444	$36,239	$192,243	$77,775	$10,107	$—	$331,808
Year Ended December 31, 2021 Gross write-offs	$—	$—	$56	$5	$—	$—	$61
Year Ended December 31, 2021 Recoveries	—	—	—	—	—	—	—
Year Ended December 31, 2021 Net write-offs	$—	$—	$56	$5	$—	$—	$61

Seasoned performing loans
LTV <= 80% (1)	$—	$—	$—	$—	$—	$98,288	$98,288
LTV > 80% (1)	—	—	—	—	—	3,754	3,754
Total Seasoned performing loans	$—	$—	$—	$—	$—	$102,042	$102,042
Year Ended December 31, 2021 Gross write-offs	$—	$—	$—	$—	$—	$—	$—
Year Ended December 31, 2021 Recoveries	—	—	—	—	—	—	—
Year Ended December 31, 2021 Net write-offs	$—	$—	$—	$—	$—	$—	$—

Purchased credit deteriorated loans
LTV <= 80% (1)	$—	$—	$—	$—	$618	$404,603	$405,221
LTV > 80% (1)	—	—	—	—	—	142,551	142,551
Total Purchased credit deteriorated loans	$—	$—	$—	$—	$618	$547,154	$547,772
Year Ended December 31, 2021 Gross write-offs	$—	$—	$—	$—	$—	$527	$527
Year Ended December 31, 2021 Recoveries	—	—	—	—	—	—	—
Year Ended December 31, 2021 Net write-offs	$—	$—	$—	$—	$—	$527	$527

Total LTV <= 80% (1)	$88,639	$351,279	$1,000,821	$441,473	$49,985	$506,845	$2,439,042
Total LTV > 80% (1)	2,770	25,587	17,232	12,427	3,586	146,455	208,057
Total residential whole loans, at carrying value	$91,409	$376,866	$1,018,053	$453,900	$53,571	$653,300	$2,647,099
Total Gross write-offs	$—	$—	$1,385	$1,338	$123	$527	$3,373
Total Recoveries	—	—	—	—	—	—	—
Total Net write-offs	$—	$—	$1,385	$1,338	$123	$527	$3,373
(1)LTV represents the ratio of the total unpaid principal balance of the loan to the estimated value of the collateral securing the related loan as of the most recent date available, which may be the origination date. For Rehabilitation loans, the LTV presented is the ratio of the maximum unpaid principal balance of the loan, including unfunded commitments, to the estimated “after repaired” value of the collateral securing the related loan, where available. For certain Rehabilitation loans, totaling $137.3 million at December 31, 2021, an after repaired valuation was not obtained and the loan was underwritten based on an “as is” valuation. The weighted average LTV of these loans based on the current unpaid principal balance and the valuation obtained during underwriting is 71% at December 31, 2021. Certain low value loans secured by vacant lots are categorized as LTV > 80%.

The following tables present certain information regarding the LTVs of the Company’s Residential whole loans that are 90 days or more delinquent:

	December 31, 2021
(Dollars In Thousands)	Carrying Value / Fair Value	UPB	LTV (1)
Purchased Performing Loans
Non-QM loans	$96,473	$94,755	64.6%
Rehabilitation loans	103,166	103,034	67.6%
Single-family rental loans	23,524	23,487	73.4%
Seasoned performing loans	7,740	8,244	45.6%
Agency eligible investor loans	—	—	—%
Total Purchased Performing Loans	$230,903	$229,520

Purchased Credit Deteriorated Loans	$95,899	$117,479	79.1%

Purchased Non-Performing Loans	$454,443	$453,146	80.2%

Total Residential whole loans	$781,245	$800,145

	December 31, 2020
(Dollars In Thousands)	Carrying Value / Fair Value	UPB	LTV (1)
Purchased Performing Loans
Non-QM loans	$148,387	$144,681	65.9%
Rehabilitation loans	136,347	136,347	65.8%
Single-family rental loans	20,388	20,233	72.7%
Seasoned performing loans	8,031	8,823	55.1%
Agency eligible investor loans	—	—	—%
Total Purchased Performing Loans	$313,153	$310,084

Purchased Credit Deteriorated Loans	$119,621	$145,028	86.7%

Purchased Non-Performing Loans	$571,729	$625,621	86.8%

Total Residential whole loans	$1,004,503	$1,080,733

(1)LTV represents the ratio of the total unpaid principal balance of the loan to the estimated value of the collateral securing the related loan as of the most recent date available, which may be the origination date. For Rehabilitation loans, the LTV presented is the ratio of the maximum unpaid principal balance of the loan, including unfunded commitments, to the estimated “after repaired” value of the collateral securing the related loan, where available. For certain Rehabilitation loans, an after repaired valuation was not obtained and the loan was underwritten based on an “as is” valuation. Excluded from the calculation of weighted average LTV are certain low value loans secured by vacant lots, for which the LTV ratio is not meaningful.
The following tables present the components of interest income on the Company’s Residential whole loans for the years ended December 31, 2021, 2020 and 2019:

	Held at Carrying Value			Held at Fair Value			Total
	For the Year Ended December 31,			For the Year Ended December 31,			For the Year Ended December 31,
(In Thousands)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Purchased Performing Loans:
Non-QM loans	$75,517	$136,527	$116,282	$21,431	$—	$—	$96,948	$136,527	$116,282
Rehabilitation loans	22,424	49,484	54,419	10,705	—	—	33,129	49,484	54,419
Single-family rental loans	24,863	27,722	17,742	9,306	—	—	34,169	27,722	17,742
Seasoned performing loans	6,684	8,793	12,191	—	—	—	6,684	8,793	12,191
Agency eligible investor loans	—	—	—	11,667	—	—	11,667	—	—
Total Purchased Performing Loans	$129,488	$222,526	$200,634	$53,109	$—	$—	$182,597	$222,526	$200,634

Purchased Credit Deteriorated Loans	$40,130	$36,238	$43,346	$—	$—	$—	$40,130	$36,238	$43,346

Purchased Non-Performing Loans	$—	$—	$—	$80,741	$73,448	$114,181	$80,741	$73,448	$114,181

Total Residential Whole Loans	$169,618	$258,764	$243,980	$133,850	$73,448	$114,181	$303,468	$332,212	$358,161

The following table presents the components of Net gain/(loss) on residential whole loans measured at fair value through earnings for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31,
(In Thousands)	2021	2020	2019
Net unrealized gains	$16,243	$17,204	$47,849
Other income/(loss) (1)	493	3,561	(3,700)
Total	$16,736	$20,765	$44,149
(1)Primarily includes cash payments received from private mortgage insurance on liquidated loans and losses on liquidations of non-performing loans.